Geographic Data and Concentration (Tables)	12 Months Ended
Dec. 31, 2020
Geographic Data And Concentration Disclosures [Abstract]
Schedule of Revenues and Total Assets in Geographic Locations

The following tables summarizes the revenues and total assets of the Company and its Predecessor in different geographic locations (geographic summary is based on the billing addresses of the related in-place tenant):

	Successor	Predecessor
	Period from February 10 to December 31, 2020	Period from January 1 to February 9, 2020	Year ended December 31, 2019
Revenue by Country:
United States	$14,880	$1,775	$15,820
United Kingdom	17,126	1,927	15,267
Other foreign countries	30,917	3,134	24,619

Total	$62,923	$6,836	$55,706

	Successor	Predecessor
	December 31, 2020	December 31, 2019
Total Assets by Country:
United States	$561,992	$156,541
United Kingdom	269,394	125,126
Italy	197,659	38,485
Other foreign countries	399,185	212,657

Total	$1,428,230	$532,809

Schedule of Revenue Concentration with In-Place Tenants

Although the Company monitors the creditworthiness of its customers, the loss, consolidation or financial instability of, or network sharing among, any of its customers may materially decrease revenue. Revenue concentration of the Company and its Predecessor was with the following in-place tenants:

	Successor	Predecessor
	Period from February 10 to December 31, 2020	Period from January 1 to February 9, 2020	Year ended December 31, 2019
Revenue by Company:
American Tower	13%	13%	13%
Other (less than 10% individually)	87%	87%	87%

Total	100%	100%	100%